COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2019
COMMITMENTS AND CONTINGENCIES
The schedule of the future minimum lease payments under non-cancelable operating lease agreements	The future aggregate minimum lease payments under non-cancellable operating lease agreements were as follows:

Years ending December 31,	US$

2020	21,120
Total	21,120